Restructuring Costs (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring Charges [Abstract]
Summary of separation activity
The following table summarizes the 2014 and 2015 employee separation activity:

(Millions of dollars)	Total
Liability balance at December 31, 2013	$89
Increase in liability (separation charges)	382
Reduction in liability (payments)	(289)
Liability balance at December 31, 2014	$182
Increase in liability (separation charges)	641
Reduction in liability (payments)	(340)
Liability balance at December 31, 2015	$483